United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	December 31, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Nathan Capital Management, Inc.
Address:	38 Woodbine Avenue
		Larchmont, NY 10536

13F File Number: 28-7728

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kitty Lee
Title:	Administrator
Telephone:	914-833-1935
Signature, Place, and Date of Signing

	Kitty Lee	New York, New York	February 15, 2001

Report Type (Check only one.):

[ ]	13F Holdings Report.

[  ]	13F Notice.

[X]	13F Combination Report.


List of Other Managers Reporting for this Manager: Karpas Strategies, LLC

I am signing this report as required by the Securities Exchange Act of 1934.

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	2

Form 13F Information Table Value Total:	$687


List of Other Included Managers:	None

                                                     Nathan Capital Management
                                                              FORM 13F
                                                         December 31, 2000

                                                                                                    Voting Authority

                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Exxon Mobil Corporation        COM              30231G102      246     2824 SH       SOLE                     2824
SBC Communications             COM              78387g103      441     9244 SH       SOLE                     9244


REPORT SUMMARY      2 DATA RECORDS      		       687       0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED